Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Goodwill [Abstract]
Schedule of Goodwill	The Group’s goodwill balances as of 31 December 2025 and 2024 are as follows:

	2025	2024
Balance as of 1 January	11,330	12,058
Translation difference	1,505	(728)
Balance as of 31 December	12,835	11,330